iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  46.5%
iShares Core U.S. REIT ETF ................. 42,172 $ 2,723,889
iShares Russell 1000 ETF ................... 94,617 37,168,396
iShares Russell 2000 ETF
(b)
.................. 6,151 1,709,793
41,602,078
a
Domestic Fixed Income  —  23.9%
iShares 0-5 Year TIPS Bond ETF .............. 2,384 248,294
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 53,493 2,653,788
iShares 10-20 Year Treasury Bond ETF .......... 13,073 1,305,078
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 43,967 2,312,225
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 31,115 1,658,118
iShares MBS ETF ........................ 57,216 5,422,933
iShares U.S. Treasury Bond ETF .............. 340,622 7,772,994
21,373,430
a
International Equity  —  29.4%
iShares Core MSCI Emerging Markets ETF ....... 102,109 8,014,535
iShares Core MSCI International Developed Markets
ETF ................................ 185,917 16,423,908
Security Shares Value
a
International Equity — 29.4% (continued)
iShares Global Infrastructure ETF .............. 28,374 $ 1,944,470
26,382,913
a
Total Long-Term Investments — 99.8%
(Cost: $79,172,525) ................................. 89,358,421
a
Short-Term Securities
Money Market Funds  —  6.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(a)(c)(d)
...................... 5,268,577 5,270,157
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(a)(c)
............................ 145,492 145,492
a
Total Short-Term Securities — 6.1%
(Cost: $5,415,173) .................................. 5,415,649
Total Investments — 105.9%
(Cost: $84,587,698) ................................. 94,774,070
Liabilities in Excess of Other Assets — (5.9)% ............... (5,275,397)
Net Assets — 100.0% ................................. $ 89,498,673
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,815,207 $ 3,461,243
(a)
$ — $ (6,761) $ 468 $ 5,270,157 5,268,577 $ 13,284
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 69,557 75,935
(a)
— — — 145,492 145,492 3,942 —
iShares 0-5 Year TIPS
Bond ETF ..... 155,685 141,284 (51,892) 179 3,038 248,294 2,384 3,748 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... 1,236,770 1,506,927 (45,259) 451 (45,101) 2,653,788 53,493 71,540 —
iShares 10-20 Year
Treasury Bond ETF 615,702 908,199 (193,771) (5,271) (19,781) 1,305,078 13,073 31,622 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... 1,009,285 1,343,120 (31,268) 975 (9,887) 2,312,225 43,967 52,846 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... 659,751 1,034,360 (25,946) 1,183 (11,230) 1,658,118 31,115 37,801 —
iShares Core MSCI
Emerging Markets
ETF ......... 3,015,655 3,731,376 (105,804) 18,573 1,354,735 8,014,535 102,109 77,273 —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
LifePath
®
Target Date 2040 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ 7,398,174 $ 8,383,943 $ (1,067,001) $ 13,800 $ 1,694,992 $ 16,423,908 185,917 $ 204,170 $ —
iShares Core U.S.
REIT ETF ..... 1,317,411 1,515,453 (412,921) (14,054) 318,000 2,723,889 42,172 43,695 —
iShares Global
Infrastructure ETF 778,025 983,819 (15,410) 5,545 192,491 1,944,470 28,374 18,487 —
iShares MBS ETF . 2,430,430 3,156,238 (189,403) 1,874 23,794 5,422,933 57,216 118,518 —
iShares Russell 1000
ETF ......... 16,496,474 18,772,335 (1,241,024) 89,039 3,051,572 37,168,396 94,617 196,681 —
iShares Russell 2000
ETF ......... 671,114 854,699 (69,463) 3,003 250,440 1,709,793 6,151 8,084 —
iShares U.S. Treasury
Bond ETF ..... 3,323,847 4,594,749 (96,432) 2,400 (51,570) 7,772,994 340,622 134,438 —
$ — $ 110,936 $ 6,751,961
$ 94,774,070
$ 1,016,129 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 89,358,421 $ — $ — $ 89,358,421
Short-Term Securities
Money Market Funds ...................................... 5,415,649 — — 5,415,649
$ 94,774,070 $ — $ — $ 94,774,070
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security